PLANT AND EQUIPMENT, NET (Tables)	9 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT, NET

Plant and equipment, net, consisted of the following:

	As of
	March 31, 2025	June 30, 2024
Electronic equipment	$415,538	$399,381
Transportation equipment	99,188	99,044
Less: accumulated depreciation	(404,771)	(364,867)
Plant and equipment, net	$109,955	$133,558